Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 117,852		¥ 156,320	¥ 187,884
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	246	$ 35	5,179	9,968
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	17,454	2,458	23,142	30,508
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	23,547	3,317	30,386	39,413
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 76,605	$ 10,790	¥ 97,613	¥ 107,995